Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Issued capital [member]	Reserve of exchange differences on translation [member]	Reserve of cash flow hedges [member]	Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]	Reserve of remeasurements of defined benefit plans [member]	Other Miscellaneous Reserves [Member]	Other reserves [member]	Retained Earnings [Member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Equity at beginning of the year at Dec. 31, 2014	$ 2,292,515	$ 477,386	$ (7,701)	$ (1,881)		$ (1,903)	$ (1,677)	$ (13,162)	$ 1,768,424	$ 2,232,648	$ 59,867
Profit for the year	224,520	0	0	0		0	0	0	220,356	220,356	4,164
Other comprehensive income	(6,847)	0	(6,334)	182		(483)	0	(6,635)	0	(6,635)	(212)
Comprehensive income	217,673	0	(6,334)	182		(483)	0	(6,635)	220,356	213,721	3,952
Dividends	(109,832)	0	0	0		0	0	0	(106,584)	(106,584)	(3,248)
(Decrease) increase in equity	107,841	0	(6,334)	182		(483)	0	(6,635)	113,772	107,137	704
Equity at end of the year at Dec. 31, 2015	2,400,356	477,386	(14,035)	(1,699)		(2,386)	(1,677)	(19,797)	1,882,196	2,339,785	60,571
Profit for the year	281,924	0	0	0		0	0	0	278,290	278,290	3,634
Other comprehensive income	548	0	(2,287)	1,763	3,513	(2,448)	0	541	0	541	7
Comprehensive income	282,472	0	(2,287)	1,763	3,513	(2,448)	0	541	278,290	278,831	3,641
Dividends	(378,014)	0	0	0	0	0	0	0	(375,000)	(375,000)	(3,014)
Increase (decrease) due to transfers and other changes	2,458		(3,141)	0	0	0	9,509	6,368	(3,910)	2,458	0
(Decrease) increase in equity	(93,084)	0	(5,428)	1,763	3,513	(2,448)	9,509	6,909	(100,620)	(93,711)	627
Equity at end of the year at Dec. 31, 2016	2,307,272	477,386	(19,463)	64	3,513	(4,834)	7,832	(12,888)	1,781,576	2,246,074	61,198
Profit for the year	428,417	0	0	0	0	0	0	0	427,697	427,697	720
Other comprehensive income	(4,948)	0	(5,450)	2,184	(576)	(1,119)	0	(4,961)	0	(4,961)	13
Comprehensive income	423,469	0	(5,450)	2,184	(576)	(1,119)	0	(4,961)	427,697	422,736	733
Dividends	(483,273)	0	0	0	0	0	0	0	(480,989)	(480,989)	(2,284)
Increase (decrease) due to transfers and other changes	0	0	0	0	0	0	3,500	3,500	(3,500)	0	0
(Decrease) increase in equity	(59,804)	0	(5,450)	2,184	(576)	(1,119)	3,500	(1,461)	(56,792)	(58,253)	(1,551)
Equity at end of the year at Dec. 31, 2017	$ 2,247,468	$ 477,386	$ (24,913)	$ 2,248	$ 2,937	$ (5,953)	$ 11,332	$ (14,349)	$ 1,724,784	$ 2,187,821	$ 59,647